Commitments and Contingencies - Additional Information (Detail) $ in Thousands			6 Months Ended
		May 10, 2021 oz MillionTonnesPerAnnum	Jun. 30, 2021 USD ($) MillionTonnesPerAnnum Tonnes_Per_Day	Oct. 15, 2021 USD ($)	May 01, 2021	Apr. 30, 2021	Apr. 21, 2021 USD ($)	Apr. 15, 2021 USD ($)	Mar. 25, 2021 USD ($)	Jun. 30, 2020 USD ($)
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid	[1],[2]		$ 325,250
Upfront cash consideration paid to date	[1]		33,250
Reassessment interest and penalties			$ 8,000
Percentage of reassessments interest and penalties			50.00%
Salobo Three Expansion [member]
Disclosure of contingent liabilities [line items]
Mill throughput capacity | MillionTonnesPerAnnum			24
2013-2015 taxation year [member]
Disclosure of contingent liabilities [line items]
Potential estimated cash taxes, interest and penalties			$ 2,000
Bottom of range [member] | Mill Throughput Capacity Expansion [member] | Salobo Three Expansion [member]
Disclosure of contingent liabilities [line items]
Expanded Mill throughput capacity | MillionTonnesPerAnnum			28
Loma de La Plata [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid			$ 32,000
Rosemont [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid			230,000
First installment payable on permitting projet			50,000
Balance installment amount payable once project costs incurred exceeds specified amount			180,000
Project costs incurred to trigger balance installment payable			98,000
Toroparu [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid			$ 138,000
Reduced stream percentage of gold			0.909%
Current stream percentage of gold			10.00%
Amount of non-refundable advance			$ 2,000
Current stream percentage of silver			50.00%
Cotabambas [member]
Disclosure of contingent liabilities [line items]
Amount of non-refundable advance										$ 2,000
Total upfront cash payment for early deposit silver streaming interest			$ 140,000
Upfront cash consideration paid to date			11,000
Unpaid upfront cash consideration with scheduled payment dates			3,000
Kutcho [member]
Disclosure of contingent liabilities [line items]
Total upfront cash payment for early deposit silver streaming interest			65,000
Upfront cash consideration paid to date			7,000
Unpaid upfront cash consideration with no scheduled payment dates			58,000
Additional upfront consideration			$ 20,000
Mill throughput capacity | Tonnes_Per_Day			4,500
Additional payment condition			if processing throughput is increased to 4,500 tonnes per day or more within 5 years of attaining commercial production.
Salobo [member]
Disclosure of contingent liabilities [line items]
Mill throughput capacity | MillionTonnesPerAnnum			24
Salobo [member] | Bottom of range [member] | Mill Throughput Capacity Expansion [member]
Disclosure of contingent liabilities [line items]
Expanded Mill throughput capacity | MillionTonnesPerAnnum			28
Estimated expansion payments			$ 113,000
Salobo [member] | Bottom of range [member] | Mill Throughput Capacity Expansion [member] | Salobo Three Expansion [member]
Disclosure of contingent liabilities [line items]
Estimated expansion payments			$ 570,000
Salobo [member] | Top of range [member] | Mill Throughput Capacity Expansion [member]
Disclosure of contingent liabilities [line items]
Expanded Mill throughput capacity | MillionTonnesPerAnnum			40
Estimated expansion payments			$ 923,000
Salobo [member] | Top of range [member] | Mill Throughput Capacity Expansion [member] | Salobo Three Expansion [member]
Disclosure of contingent liabilities [line items]
Estimated expansion payments			670,000
Mermato [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration paid to date								$ 34,000
Total Upfront Cash Payment For Precious Metal Purchase Agreement								$ 110,000
Upfront cash consideration to be paid by October 15, 2021				$ 4,000
Santo Domingo [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration paid to date							$ 30,000
Total Upfront Cash Payment For Precious Metal Purchase Agreement							290,000
Santo Domingo [Member] | Gold [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid									$ 290,000
Upfront cash consideration paid to date							$ 30,000		$ 30,000
Constancia [member] | Gold [member]
Disclosure of contingent liabilities [line items]
Potential upfront cash consideration to be paid			$ 4,000
Constancia [member] | Gold [member] | Pampacancha Deposit At Constancia Mine [member]
Disclosure of contingent liabilities [line items]
Gold penalty for failure to mine minimum tonnes cancelled | oz		8,020
Minimum processed tonnage required before additional cash consideration due | MillionTonnesPerAnnum		4
Constancia [member] | Gold [member] | Constancia Deposit At Constancia Mine [member]
Disclosure of contingent liabilities [line items]
Fixed Rate Gold Recoveries					70.00%	55.00%

[1]	Expressed in thousands of United States dollars; excludes closing costs and capitalized interest, where applicable.
[2]	Please refer to Note 25 for details of when the remaining upfront consideration to be paid becomes due.